Risk information - Gross exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Gross exposure	kr 347.5	kr 337.4
Spain
Risk information
Gross exposure	8.6	9.9
Germany
Risk information
Gross exposure	7.3	4.0
Norway
Risk information
Gross exposure	7.1	6.5
Finland
Risk information
Gross exposure	7.0	5.8
United Kingdom
Risk information
Gross exposure	5.0	5.2
Italy
Risk information
Gross exposure	3.6	4.2
France
Risk information
Gross exposure	3.5	2.7
The Netherlands
Risk information
Gross exposure	3.4	3.4
Luxembourg
Risk information
Gross exposure	3.4	2.0
Poland
Risk information
Gross exposure	3.1	3.1
Denmark
Risk information
Gross exposure	2.3	4.9
Belgium
Risk information
Gross exposure	1.8	0.6
Austria
Risk information
Gross exposure	1.7	4.6
Switzerland
Risk information
Gross exposure	1.5	0.9
Portugal
Risk information
Gross exposure	0.6	0.1
Russian Federation
Risk information
Gross exposure	0.4	1.4
Ireland
Risk information
Gross exposure	0.3	0.4
Latvia
Risk information
Gross exposure	0.2	0.2
Iceland
Risk information
Gross exposure	0.1	0.2
Estonia
Risk information
Gross exposure	0.1	0.0
Ukraine
Risk information
Gross exposure	0.0	0.0
Hungary
Risk information
Gross exposure		0.0
Greece
Risk information
Gross exposure		0.0
Europe except Sweden
Risk information
Gross exposure	61.0	60.1
Central governments
Risk information
Gross exposure	63.9	73.4
Central governments | Germany
Risk information
Gross exposure	2.8	3.1
Central governments | Finland
Risk information
Gross exposure	0.6	0.1
Central governments | The Netherlands
Risk information
Gross exposure		1.7
Central governments | Luxembourg
Risk information
Gross exposure	0.6	0.8
Central governments | Belgium
Risk information
Gross exposure	1.6
Central governments | Austria
Risk information
Gross exposure		2.9
Central governments | Europe except Sweden
Risk information
Gross exposure	5.6	8.6
Regional governments
Risk information
Gross exposure	12.3	8.8
Regional governments | Finland
Risk information
Gross exposure	0.1	0.1
Regional governments | Europe except Sweden
Risk information
Gross exposure	0.1	0.1
Multilateral development banks
Risk information
Gross exposure	2.8
Multilateral development banks | Luxembourg
Risk information
Gross exposure	2.8
Multilateral development banks | Europe except Sweden
Risk information
Gross exposure	2.8
Public sector entity
Risk information
Gross exposure	4.0	0.6
Public sector entity | Germany
Risk information
Gross exposure	4.0	0.6
Public sector entity | Europe except Sweden
Risk information
Gross exposure	4.0	0.6
Financial institutions
Risk information
Gross exposure	43.2	33.0
Financial institutions | Spain
Risk information
Gross exposure	0.5	0.1
Financial institutions | Germany
Risk information
Gross exposure	0.5	0.3
Financial institutions | Norway
Risk information
Gross exposure	2.0	2.4
Financial institutions | Finland
Risk information
Gross exposure	0.1	0.2
Financial institutions | United Kingdom
Risk information
Gross exposure	2.4	2.6
Financial institutions | France
Risk information
Gross exposure	2.0	0.6
Financial institutions | The Netherlands
Risk information
Gross exposure	3.2	0.1
Financial institutions | Denmark
Risk information
Gross exposure	0.9	1.7
Financial institutions | Belgium
Risk information
Gross exposure	0.0	0.0
Financial institutions | Austria
Risk information
Gross exposure	1.7	1.7
Financial institutions | Switzerland
Risk information
Gross exposure		0.1
Financial institutions | Latvia
Risk information
Gross exposure	0.2	0.2
Financial institutions | Estonia
Risk information
Gross exposure	0.1	0.0
Financial institutions | Europe except Sweden
Risk information
Gross exposure	13.6	10.0
Corporates
Risk information
Gross exposure	221.3	221.6
Corporates | Spain
Risk information
Gross exposure	8.1	9.8
Corporates | Norway
Risk information
Gross exposure	5.1	4.1
Corporates | Finland
Risk information
Gross exposure	6.2	5.4
Corporates | United Kingdom
Risk information
Gross exposure	2.6	2.6
Corporates | Italy
Risk information
Gross exposure	3.6	4.2
Corporates | France
Risk information
Gross exposure	1.5	2.1
Corporates | The Netherlands
Risk information
Gross exposure	0.2	1.6
Corporates | Luxembourg
Risk information
Gross exposure		1.2
Corporates | Poland
Risk information
Gross exposure	3.1	3.1
Corporates | Denmark
Risk information
Gross exposure	1.4	3.2
Corporates | Belgium
Risk information
Gross exposure	0.2	0.6
Corporates | Switzerland
Risk information
Gross exposure	1.5	0.8
Corporates | Portugal
Risk information
Gross exposure	0.6	0.1
Corporates | Russian Federation
Risk information
Gross exposure	0.4	1.4
Corporates | Ireland
Risk information
Gross exposure	0.3	0.4
Corporates | Iceland
Risk information
Gross exposure	0.1	0.2
Corporates | Estonia
Risk information
Gross exposure	0.0
Corporates | Ukraine
Risk information
Gross exposure	0.0	0.0
Corporates | Hungary
Risk information
Gross exposure		0.0
Corporates | Greece
Risk information
Gross exposure		0.0
Corporates | Europe except Sweden
Risk information
Gross exposure	kr 34.9	kr 40.8